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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Dividend Income Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 9.2%
Hotels, Restaurants & Leisure 1.4%
McDonald’s Corp.	1,320,000	$123,710,400
Media 2.7%
Comcast Corp., Class A	3,698,500	202,418,905
Time Warner, Inc.	518,000	39,901,540
Total		242,320,445
Multiline Retail 1.3%
Macy’s, Inc.	1,850,000	115,236,500
Specialty Retail 2.5%
Home Depot, Inc. (The)	2,475,000	231,412,500
Textiles, Apparel & Luxury Goods 1.3%
Hanesbrands, Inc.	575,000	59,041,000
VF Corp.	980,000	62,837,600
Total		121,878,600
TOTAL CONSUMER DISCRETIONARY		834,558,445
CONSUMER STAPLES 10.7%
Beverages 0.9%
Coca-Cola Co. (The)	1,875,000	78,225,000
Food & Staples Retailing 2.1%
CVS Caremark Corp.	1,460,000	115,997,000
Wal-Mart Stores, Inc.	1,000,000	75,500,000
Total		191,497,000
Food Products 1.8%
General Mills, Inc.	1,275,000	68,059,500
Kellogg Co.	715,000	46,453,550
Kraft Foods Group, Inc.	760,000	44,764,000
Total		159,277,050
Household Products 2.5%
Kimberly-Clark Corp.	930,000	100,440,000
Procter & Gamble Co. (The)	1,580,000	131,313,800
Total		231,753,800
Tobacco 3.4%
Altria Group, Inc.	2,860,000	123,208,800
Philip Morris International, Inc.	2,200,000	188,276,000
Total		311,484,800
TOTAL CONSUMER STAPLES		972,237,650

Issuer	Shares	Value

Common Stocks (continued)
ENERGY 10.8%
Energy Equipment & Services 1.6%
Schlumberger Ltd.	1,325,000	$145,273,000
Oil, Gas & Consumable Fuels 9.2%
BP PLC, ADR	945,000	45,208,800
Chevron Corp.	1,182,000	153,009,900
ConocoPhillips	1,575,000	127,921,500
Exxon Mobil Corp.	1,850,000	184,001,000
Kinder Morgan, Inc.	560,000	22,545,600
Occidental Petroleum Corp.	1,089,000	112,961,970
Phillips 66	1,040,000	90,500,800
Royal Dutch Shell PLC, ADR	1,270,000	102,831,900
Total		838,981,470
TOTAL ENERGY		984,254,470
FINANCIALS 18.1%
Banks 7.9%
Fifth Third Bancorp	2,200,000	44,891,000
JPMorgan Chase & Co.	3,800,000	225,910,000
PNC Financial Services Group, Inc. (The)	1,050,000	88,987,500
U.S. Bancorp	3,258,000	137,748,240
Wells Fargo & Co.	4,250,000	218,620,000
Total		716,156,740
Capital Markets 2.8%
BlackRock, Inc.	395,000	130,559,350
Northern Trust Corp.	1,020,000	70,737,000
T. Rowe Price Group, Inc.	700,000	56,696,500
Total		257,992,850
Consumer Finance 0.9%
American Express Co.	890,000	79,699,500
Diversified Financial Services 0.8%
CME Group, Inc.	980,000	75,019,000
Insurance 4.2%
ACE Ltd.	775,000	82,405,750
Chubb Corp. (The)	700,000	64,365,000
Marsh & McLennan Companies, Inc.	2,150,000	114,165,000
MetLife, Inc.	2,110,000	115,501,400
Total		376,437,150
Real Estate Investment Trusts (REITs) 1.5%
Duke Realty Corp.	1,200,000	22,320,000
Public Storage	355,000	62,188,900

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Investment Trusts (REITs) (continued)
Simon Property Group, Inc.	298,000	$50,668,940
Total		135,177,840
TOTAL FINANCIALS		1,640,483,080
HEALTH CARE 13.7%
Biotechnology 2.2%
Amgen, Inc.	1,452,000	202,379,760
Health Care Equipment & Supplies 0.8%
Covidien PLC	290,000	25,180,700
Medtronic, Inc.	710,000	45,333,500
Total		70,514,200
Pharmaceuticals 10.7%
AbbVie, Inc.	3,400,000	187,952,000
Johnson & Johnson	2,368,000	245,632,640
Merck & Co., Inc.	3,810,000	229,019,100
Pfizer, Inc.	7,250,000	213,077,500
Roche Holding AG, ADR	2,650,000	96,751,500
Total		972,432,740
TOTAL HEALTH CARE		1,245,326,700
INDUSTRIALS 10.3%
Aerospace & Defense 5.6%
Boeing Co. (The)	1,200,000	152,160,000
Honeywell International, Inc.	1,605,000	152,844,150
Raytheon Co.	1,575,000	151,735,500
United Technologies Corp.	475,000	51,290,500
Total		508,030,150
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	975,000	94,896,750
Commercial Services & Supplies 0.7%
Waste Management, Inc.	1,335,000	62,704,950
Electrical Equipment 0.6%
Emerson Electric Co.	775,000	49,615,500
Machinery 2.4%
Dover Corp.	1,100,000	96,657,000
Illinois Tool Works, Inc.	565,000	49,838,650

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Machinery (continued)
Parker-Hannifin Corp.	590,000	$68,145,000
Total		214,640,650
TOTAL INDUSTRIALS		929,888,000
INFORMATION TECHNOLOGY 14.4%
Communications Equipment 1.6%
Cisco Systems, Inc.	4,325,000	108,081,750
QUALCOMM, Inc.	550,000	41,855,000
Total		149,936,750
IT Services 2.7%
Automatic Data Processing, Inc.	1,220,000	101,845,600
International Business Machines Corp.	725,000	139,417,500
Total		241,263,100
Semiconductors & Semiconductor Equipment 4.0%
Intel Corp.	5,425,000	189,441,000
KLA-Tencor Corp.	1,210,000	92,468,200
Texas Instruments, Inc.	1,600,000	77,088,000
Total		358,997,200
Software 2.8%
Microsoft Corp.	5,600,000	254,408,000
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	2,000,000	205,000,000
EMC Corp.	3,255,000	96,120,150
Total		301,120,150
TOTAL INFORMATION TECHNOLOGY		1,305,725,200
MATERIALS 3.5%
Chemicals 3.0%
EI du Pont de Nemours & Co.	1,620,000	107,098,200
LyondellBasell Industries NV, Class A	745,000	85,190,750
Sherwin-Williams Co. (The)	380,000	82,881,800
Total		275,170,750
Containers & Packaging 0.5%
Sonoco Products Co.	1,125,000	46,305,000
TOTAL MATERIALS		321,475,750

Issuer	Shares	Value

Common Stocks (continued)
TELECOMMUNICATION SERVICES 3.5%
Diversified Telecommunication Services 3.5%
AT&T, Inc.	1,300,000	$45,448,000
Verizon Communications, Inc.	5,475,000	272,764,500
Total		318,212,500
TOTAL TELECOMMUNICATION SERVICES		318,212,500
UTILITIES 4.2%
Electric Utilities 2.1%
American Electric Power Co., Inc.	875,000	46,987,500
Duke Energy Corp.	572,000	42,322,280
NextEra Energy, Inc.	515,000	50,701,750
Northeast Utilities	1,035,000	47,496,150
Total		187,507,680
Multi-Utilities 2.1%
CMS Energy Corp.	1,570,000	47,947,800
Dominion Resources, Inc.	697,000	48,943,340
Sempra Energy	465,000	49,276,050
Wisconsin Energy Corp.	1,025,000	46,463,250
Total		192,630,440
TOTAL UTILITIES		380,138,120
Total Common Stocks (Cost: $6,081,538,833)		$8,932,299,915

	Shares	Value

Money Market Funds 1.3%
Columbia Short-Term Cash Fund, 0.100% (a)(b)	115,206,552	$115,206,552
Total Money Market Funds (Cost: $115,206,552)		$115,206,552
Total Investments
(Cost: $6,196,745,385) (c)		$9,047,506,467(d)
Other Assets & Liabilities, Net		23,832,533
Net Assets		$9,071,339,000

Notes to Portfolio of Investments

(a)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(b)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	97,058,448	362,430,024	(344,281,920)	115,206,552	16,612	115,206,552

(c)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $6,196,745,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$2,854,174,000
Unrealized Depreciation	(3,413,000)
Net Unrealized Appreciation	$2,850,761,000

(d)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
ADR	American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	834,558,445	—	—	834,558,445
Consumer Staples	972,237,650	—	—	972,237,650
Energy	984,254,470	—	—	984,254,470
Financials	1,640,483,080	—	—	1,640,483,080
Health Care	1,245,326,700	—	—	1,245,326,700
Industrials	929,888,000	—	—	929,888,000
Information Technology	1,305,725,200	—	—	1,305,725,200
Materials	321,475,750	—	—	321,475,750
Telecommunication Services	318,212,500	—	—	318,212,500
Utilities	380,138,120	—	—	380,138,120
Total Equity Securities	8,932,299,915	—	—	8,932,299,915
Mutual Funds
Money Market Funds	115,206,552	—	—	115,206,552
Total Mutual Funds	115,206,552	—	—	115,206,552
Total	9,047,506,467	—	—	9,047,506,467

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia High Yield Municipal Fund

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 92.2%
ALABAMA 0.3%
Courtland Industrial Development Board Refunding Revenue Bonds International Paper Co. Series 2003B AMT (a)
08/01/25	6.250%	$2,000,000	$2,001,920
ALASKA 0.7%
City of Koyukuk Revenue Bonds Tanana Chiefs Conference Health Care Series 2011
10/01/41	7.750%	5,000,000	5,509,400
ARIZONA 2.5%
Industrial Development Authority of the County of Pima (The)
Refunding Revenue Bonds
Facility-Edkey Charter Schools Project
Series 2013
07/01/33	6.000%	2,000,000	1,944,720
07/01/43	6.000%	2,500,000	2,343,525
07/01/48	6.000%	1,500,000	1,380,480
Revenue Bonds
American Charter Schools Foundation
Series 2007A
07/01/38	5.625%	3,840,000	3,347,443
Maricopa County Pollution Control Corp. Revenue Bonds El Paso Electric Co. Project Series 2009B
04/01/40	7.250%	3,600,000	4,121,604
Surprise Municipal Property Corp. Revenue Bonds Series 2007
04/01/32	4.900%	2,000,000	2,041,320
Yavapai County Industrial Development Authority Revenue Bonds Yavapai Regional Medical Center Series 2008B
08/01/37	5.625%	3,500,000	3,654,070
Total			18,833,162
CALIFORNIA 9.8%
Agua Caliente Band of Cahuilla Indians Revenue Bonds Series 2003 (b)(c)
07/01/18	6.000%	1,660,000	1,635,332
Cabazon Band Mission Indians (b)(c)(d)(e)
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11	13.000%	405,000	205,853
10/01/15	8.375%	560,000	189,437
10/01/19	8.750%	2,785,000	942,110

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Series 2010
10/01/20	8.375%	$1,420,000	$564,961
California Housing Finance Agency (a)
Revenue Bonds
Home Mortgage
Series 2006K AMT
08/01/26	4.625%	5,000,000	5,098,000
Series 2008K AMT
08/01/33	5.550%	2,545,000	2,576,762
California Municipal Finance Authority Revenue Bonds UTS Renewable Energy - Waste Water Facilities Series 2011 AMT (a)(b)(d)
12/01/32	7.500%	1,885,000	1,921,117
California State Public Works Board Refunding Revenue Bonds Various Capital Projects Series 2012G
11/01/37	5.000%	1,250,000	1,392,550
California Statewide Communities Development Authority
Revenue Bonds
American Baptist Homes West
Series 2010
10/01/39	6.250%	2,750,000	2,980,890
Aspire Public Schools
Series 2010
07/01/46	6.125%	2,990,000	3,073,750
Chino Public Financing Authority Refunding Special Tax Bonds Series 2012
09/01/34	5.000%	1,775,000	1,877,701
City of Carson Special Assessment Bonds District No. 92-1 Series 1992
09/02/22	7.375%	80,000	81,142
City of Santa Maria Water & Wastewater Refunding Revenue Bonds Series 2012A (f)
02/01/25	0.000%	3,100,000	1,970,794
City of Upland Certificate of Participation San Antonio Community Hospital Series 2011
01/01/41	6.500%	5,000,000	5,741,700
Compton Unified School District Unlimited General Obligation Bonds Election of 2002 - Capital Appreciation Series 2006C (f)
06/01/25	0.000%	2,310,000	1,479,624
County of Sacramento Airport System Revenue Bonds Subordinated Series 2009D
07/01/35	6.000%	2,500,000	2,883,225

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
CALIFORNIA (CONTINUED)
Empire Union School District Special Tax Bonds Communities Facilities District No. 1987-1 Series 2002A (AMBAC) (f)
10/01/21	0.000%	$1,665,000	$1,303,995
Foothill-Eastern Transportation Corridor Agency Refunding Revenue Bonds Junior Lien Series 2014C
01/15/43	6.500%	5,000,000	5,853,900
Golden State Tobacco Securitization Corp. Asset-Backed Revenue Bonds Senior Series 2007A-1
06/01/47	5.125%	3,000,000	2,231,250
Hesperia Public Financing Authority Tax Allocation Bonds Redevelopment & Housing Projects Series 2007A
09/01/27	5.500%	5,430,000	5,607,724
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/39	6.500%	5,000,000	6,737,800
Oakdale Public Financing Authority Tax Allocation Bonds Central City Redevelopment Project Series 2004
06/01/33	5.375%	2,000,000	2,000,700
Palomar Health Certificate of Participation Series 2010
11/01/41	6.000%	2,500,000	2,594,875
Riverside County Public Financing Authority Certificate of Participation Series 1999
05/15/29	5.800%	5,650,000	3,907,370
San Francisco City & County Redevelopment Agency Tax Allocation Bonds Mission Bay South Redevelopment Series 2009D
08/01/39	6.625%	1,500,000	1,744,830
State of California Department of Veterans Affairs Revenue Bonds Series 2012A
12/01/25	3.500%	5,000,000	5,172,300
State of California Unlimited General Obligation Bonds Various Purpose Series 2012
04/01/42	5.000%	3,000,000	3,327,060
Total			75,096,752

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO 1.1%
Red Sky Ranch Metropolitan District Limited General Obligation Bonds Series 2003
12/01/33	6.050%	$1,000,000	$1,002,370
Regional Transportation District Certificate of Participation Series 2014A
06/01/39	5.000%	7,000,000	7,663,950
Total			8,666,320
CONNECTICUT 1.4%
Connecticut State Development Authority Revenue Bonds Alzheimer’s Resource Center, Inc. Project Series 2007
08/15/27	5.500%	500,000	514,685
Harbor Point Infrastructure Improvement District Tax Allocation Bonds Harbor Point Project Series 2010A
04/01/39	7.875%	4,000,000	4,749,400
Mohegan Tribe of Indians of Connecticut (b)(c)
Revenue Bonds
Public Improvement-Priority Distribution
Series 2001
01/01/31	6.250%	4,475,000	4,478,535
Series 2003
01/01/33	5.250%	1,000,000	998,760
Total			10,741,380
DELAWARE 0.2%
Centerline Equity Issuer Trust Secured AMT (a)(b)
05/15/19	6.300%	1,000,000	1,172,330
City of Wilmington Revenue Bonds Housing-Electra Arms Senior Associates Project Series 1998 AMT (a)(d)
06/01/28	6.250%	700,000	700,119
Total			1,872,449
DISTRICT OF COLUMBIA 0.9%
Metropolitan Washington Airports Authority (a)
Refunding Revenue Bonds
Series 2014A AMT
10/01/23	5.000%	2,000,000	2,402,880
Revenue Bonds
Airport System
Series 2012A AMT
10/01/24	5.000%	4,000,000	4,699,320
Total			7,102,200

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA 8.1%
Broward County Housing Finance Authority Revenue Bonds Chaves Lake Apartments Project Series 2000A AMT (a)(d)
07/01/40	7.500%	$1,500,000	$1,501,755
Capital Trust Agency, Inc. Revenue Bonds Atlantic Housing Foundation Subordinated Series 2008B (d)(e)
07/15/32	7.000%	1,370,000	616,514
City of Lakeland
Refunding Revenue Bonds
1st Mortgage-Carpenters Home Estates
Series 2008
01/01/28	6.250%	675,000	721,042
01/01/43	6.375%	2,250,000	2,373,637
County of Miami-Dade
Refunding Revenue Bonds
Subordinated Series 2012B
10/01/37	5.000%	1,530,000	1,689,288
County of Miami-Dade (f)
Revenue Bonds
Capital Appreciation
Subordinated Series 2009B
10/01/41	0.000%	30,000,000	7,694,100
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School
Series 2010A
09/15/40	6.000%	3,750,000	3,847,125
Series 2012A
06/15/43	6.125%	5,500,000	5,458,915
Renaissance Charter School Projects
Series 2013
06/15/44	8.500%	5,000,000	5,295,400
Mid-Bay Bridge Authority Revenue Bonds Series 2011A
10/01/40	7.250%	4,000,000	4,864,240
Middle Village Community Development District Special Assessment Bonds Series 2004A (d)
05/01/35	6.000%	1,910,000	1,605,164
Orange County Health Facilities Authority
Refunding Revenue Bonds
Health Care-Orlando Lutheran Towers
Series 2005
07/01/26	5.700%	2,000,000	2,016,620
Mayflower Retirement Center
Series 2012
06/01/42	5.125%	750,000	799,928
Revenue Bonds
1st Mortgage-Orlando Lutheran Towers
Series 2007
07/01/32	5.500%	350,000	353,724
07/01/38	5.500%	1,750,000	1,759,887

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Orange County Industrial Development Authority Revenue Bonds VITAG Florida LLC Project Series 2014 AMT (a)(b)
07/01/36	8.000%	$5,000,000	$4,925,200
Palm Beach County Health Facilities Authority Revenue Bonds Sinai Residences Boca Raton Series 2014
06/01/49	7.500%	1,250,000	1,399,600
Sarasota County Health Facilities Authority Refunding Revenue Bonds Village on the Isle Project Series 2007
01/01/32	5.500%	4,000,000	4,209,840
Seven Oaks Community Development District II
Special Assessment Bonds
Series 2004A
05/01/35	5.875%	420,000	391,553
Series 2004B
05/01/16	7.500%	1,055,000	1,063,451
South Lake County Hospital District Revenue Bonds South Lake Hospital, Inc. Series 2010A
04/01/39	6.250%	2,000,000	2,208,020
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Bayview Project
Series 2007A
10/01/41	5.250%	3,725,000	3,135,481
Glenmoor Project
Subordinated Series 2014B
01/01/49	2.500%	1,186,427	12
St. Johns County Industrial Development Authority (g)
Refunding Revenue Bonds
Glenmoor Project
Series 2014A
01/01/49	1.344%	3,206,250	1,272,112
Waterset North Community Development District Special Assessment Bonds Series 2007A
05/01/39	6.600%	1,875,000	1,824,750
Westridge Community Development District Special Assessment Bonds Series 2005 (d)(e)
05/01/37	5.800%	2,650,000	998,441
Total			62,025,799

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
GEORGIA 2.9%
DeKalb County Hospital Authority Revenue Bonds DeKalb Medical Center, Inc. Project Series 2010
09/01/40	6.125%	$4,500,000	$4,794,615
Fulton County Residential Care Facilities for the Elderly Authority Revenue Bonds 1st Mortgage-Lenbrook Project Series 2006A
07/01/29	5.000%	3,000,000	3,022,680
Georgia State Road & Tollway Authority Revenue Bonds Convertible Cabs I-75 S Expressway Series 2014S (b)(g)
06/01/49	0.000%	9,100,000	4,594,408
Municipal Electric Authority of Georgia
Prerefunded 2005 Revenue Bonds
Series 1991V
01/01/18	6.600%	30,000	30,652
Revenue Bonds
Series 1991V Escrowed to Maturity
01/01/18	6.600%	680,000	756,895
Rockdale County Development Authority Revenue Bonds Visy Paper Project Series 2007A AMT (a)
01/01/34	6.125%	5,000,000	5,128,950
Savannah Economic Development Authority Refunding Revenue Bonds Marshes Skidaway Island Project Series 2013
01/01/49	7.250%	3,500,000	3,696,840
Total			22,025,040
GUAM 0.7%
Guam Department of Education Certificate of Participation John F. Kennedy High School Series 2010A (c)
12/01/40	6.875%	4,750,000	5,295,728
HAWAII 0.8%
State of Hawaii Department of Budget & Finance
Revenue Bonds
15 Craigside Project
Series 2009A
11/15/44	9.000%	2,375,000	2,811,763
Hawaii Pacific University
Series 2013A
07/01/43	6.875%	2,800,000	3,027,192
Total			5,838,955

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IDAHO 0.5%
Idaho Health Facilities Authority Revenue Bonds Terraces Boise Project Series 2014A
10/01/49	8.125%	$4,000,000	$4,159,960
ILLINOIS 9.4%
Chicago Park District Limited General Obligation Refunding Bonds Limited Tax Series 2014B
01/01/26	5.000%	1,500,000	1,742,715
City of Chicago
Refunding Unlimited General Obligation Bonds
Project
Series 2014A
01/01/36	5.000%	3,000,000	3,103,920
Unlimited General Obligation Bonds
Series 2009C
01/01/40	5.000%	2,500,000	2,533,875
Du Page County Special Service Area No. 31 Special Tax Bonds Monarch Landing Project Series 2006
03/01/36	5.625%	750,000	756,728
Illinois Finance Authority
Refunding Revenue Bonds
Chicago Charter School Project
Series 2007
12/01/36	5.000%	1,750,000	1,759,502
Uno Charter School Network
Series 2011A
10/01/31	6.875%	2,490,000	2,872,738
Revenue Bonds
CHF-Normal LLC-Illinois State University
Series 2011
04/01/43	7.000%	3,450,000	4,009,452
Columbia College
Series 2007 (NPFGC)
12/01/37	5.000%	5,000,000	5,146,300
Provena Health
Series 2009A
08/15/34	7.750%	4,000,000	4,984,640
Riverside Health System
Series 2009
11/15/35	6.250%	3,000,000	3,345,810
Silver Cross & Medical Centers
Series 2009
08/15/44	7.000%	5,000,000	5,778,250
Smith Village Project
Series 2005A
11/15/35	6.250%	2,750,000	2,754,730
Illinois Finance Authority (d)(e)
Revenue Bonds
Leafs Hockey Club Project

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Series 2007A
03/01/37	6.000%	$1,000,000	$307,920
Illinois State Toll Highway Authority Refunding Revenue Bonds Series 2014-A
12/01/21	5.000%	1,525,000	1,836,207
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds McCormick Series 2010B-2
06/15/50	5.000%	5,000,000	5,261,300
Plano Special Service Area No. 4 Special Tax Bonds Lakewood Springs Project Unit 5 Series 2005B
03/01/35	6.000%	2,828,000	2,873,870
Railsplitter Tobacco Settlement Authority Revenue Bonds Series 2010
06/01/28	6.000%	5,000,000	5,884,050
Southwestern Illinois Development Authority Revenue Bonds Anderson Hospital Series 2006
08/15/26	5.125%	1,245,000	1,267,821
State of Illinois Unlimited General Obligation Bonds Series 2014
05/01/29	5.000%	3,500,000	3,763,725
Village of Annawan Tax Allocation Bonds Patriot Renewable Fuels LLC Project Series 2007
01/01/18	5.625%	2,780,000	2,578,033
Village of Hillside Tax Allocation Bonds Senior Lien-Mannheim Redevelopment Project Series 2008
01/01/28	7.000%	5,240,000	5,468,254
Village of Lincolnshire Special Tax Bonds Sedgebrook Project Series 2004
03/01/34	6.250%	693,000	707,491
Volo Village Special Service Area No. 3 Special Tax Bonds Symphony Meadows Project Series 2006-1
03/01/36	6.000%	3,599,000	3,613,612
Total			72,350,943

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDIANA 0.5%
City of Portage Tax Allocation Bonds Ameriplex Project Series 2006
07/15/23	5.000%	$700,000	$723,541
Indiana Health & Educational Facilities Financing Authority Revenue Bonds Baptist Homes of Indiana Series 2005
11/15/35	5.250%	2,750,000	2,793,340
Total			3,516,881
IOWA 1.1%
City of Marion Refunding Revenue Bonds 1st Mortgage AHF/Kentucky Iowa, Inc. Project Series 2003 (g)
01/01/29	8.000%	187,000	193,132
Iowa Finance Authority
Revenue Bonds
Iowa Fertilizer Co. Project
Series 2013
12/01/25	5.250%	5,000,000	5,398,850
Iowa Finance Authority (g)
Refunding Revenue Bonds
Deerfield Retirement Community
Series 2014
11/15/46	2.700%	2,138,019	1,071,297
05/15/56	0.000%	401,062	4
Iowa Student Loan Liquidity Corp. Revenue Bonds Senior Series 2011A-2 AMT (a)
12/01/30	5.850%	1,950,000	2,092,252
Total			8,755,535
KANSAS 2.2%
City of Lenexa
Revenue Bonds
Lakeview Village, Inc. Project
Series 2009
05/15/29	7.125%	500,000	555,355
05/15/39	7.250%	1,500,000	1,652,505
City of Manhattan Revenue Bonds Meadowlark Hills Retirement Foundation Series 2007A
05/15/29	5.000%	2,680,000	2,688,549
City of Overland Park Revenue Bonds Prairiefire-Lionsgate Project Series 2012
12/15/32	6.000%	6,000,000	5,914,260

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
KANSAS (CONTINUED)
Wyandotte County-Kansas City Unified Government Revenue Bonds Legends Village West Project Series 2006
10/01/28	4.875%	$6,245,000	$6,317,942
Total			17,128,611
KENTUCKY 0.2%
Kentucky Economic Development Finance Authority
Revenue Bonds
Louisville Arena
Subordinated Series 2008A-1 (AGM)
12/01/38	6.000%	1,150,000	1,238,527
Kentucky Economic Development Finance Authority (g)
Refunding Revenue Bonds
1st Mortgage-AHF/Kentucky Iowa, Inc. Project
Series 2003
01/01/29	8.000%	596,000	615,543
Total			1,854,070
LOUISIANA 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds Westlake Chemical Corp. Series 2010A-2
11/01/35	6.500%	5,000,000	5,736,500
Louisiana Public Facilities Authority (a)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013 AMT
07/01/36	6.500%	5,000,000	5,342,250
Louisiana Pellets, Inc. Project
Series 2013 AMT
07/01/39	10.500%	5,000,000	5,441,400
New Orleans Aviation Board Revenue Bonds Consolidated Rental Car Series 2009A
01/01/40	6.500%	5,000,000	5,781,650
Total			22,301,800
MARYLAND 0.4%
Maryland Economic Development Corp. Revenue Bonds University of Maryland-College Park Projects Series 2008
06/01/43	5.875%	2,590,000	2,787,539

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND (CONTINUED)
Resolution Trust Corp. Pass-Through Certificates Series 1993A (d)
12/01/16	8.500%	$455,481	$453,468
Total			3,241,007
MASSACHUSETTS 3.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-VOA Concord
Series 2007
11/01/41	5.200%	1,000,000	914,780
Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/42	7.000%	4,200,000	4,751,964
Linden Ponds, Inc. Facility
Series 2011A-1
11/15/31	6.250%	2,112,442	1,806,603
11/15/39	6.250%	634,649	516,103
11/15/46	6.250%	2,502,917	1,979,857
Series 2011A-2
11/15/46	5.500%	279,667	194,928
Massachusetts Development Finance Agency (d)
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32	7.100%	1,935,000	1,935,890
Massachusetts Development Finance Agency (f)
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2011B
11/15/56	0.000%	1,391,019	6,162
Massachusetts Educational Financing Authority (a)
Revenue Bonds
Education Loan
Series 2014-I AMT
01/01/21	5.000%	1,885,000	2,138,325
Series 2008H (AGM) AMT
01/01/30	6.350%	2,100,000	2,220,918
Series 2012J AMT
07/01/21	5.000%	3,000,000	3,415,170
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston Medical Center Project
Series 2008
07/01/38	5.250%	5,000,000	5,247,350
Milford Regional Medical Center
Series 2007E
07/15/32	5.000%	1,250,000	1,272,713
Total			26,400,763

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MICHIGAN 3.8%
Allen Academy Refunding Revenue Bonds Public School Academy Series 2013
06/01/33	6.000%	$5,750,000	$5,815,665
City of Detroit Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2012A
07/01/23	5.000%	3,025,000	3,290,383
07/01/39	5.250%	1,375,000	1,456,372
City of Detroit Water Supply System
Revenue Bonds
Senior Lien
Series 2011A
07/01/41	5.250%	1,445,000	1,519,389
Series 2011C
07/01/41	5.000%	1,025,000	1,062,761
Michigan Finance Authority Revenue Bonds School District of the City of Detroit Series 2012
06/01/20	5.000%	1,400,000	1,592,654
Michigan State Hospital Finance Authority Refunding Revenue Bonds Henry Ford Health System Series 2006A
11/15/46	5.250%	3,000,000	3,057,270
Michigan Strategic Fund Refunding Revenue Bonds Michigan Sugar Co.- Carollton Series 1998C AMT (a)(d)
11/01/25	6.550%	1,500,000	1,401,315
Michigan Tobacco Settlement Finance Authority
Revenue Bonds
Senior Series 2007A
06/01/34	6.000%	1,000,000	839,800
06/01/48	6.000%	11,000,000	8,678,450
Summit Academy North Refunding Revenue Bonds Series 2005
11/01/35	5.500%	750,000	704,453
Total			29,418,512
MINNESOTA 1.8%
City of Anoka Revenue Bonds Homestead Anoka, Inc. Project Series 2011A
11/01/46	7.000%	4,070,000	4,302,316

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
City of Eveleth Refunding Revenue Bonds Arrowhead Senior Living Community Series 2007
10/01/27	5.200%	$2,375,000	$2,252,521
City of Minneapolis Revenue Bonds Riverton Community Housing Project Series 2006A
08/01/40	5.700%	1,600,000	1,605,280
Minneapolis/St. Paul Housing Finance Board Revenue Bonds Mortgage-Backed Securities Program-Cityliving Series 2006A-2 (GNMA/FNMA) AMT (a)
12/01/38	5.000%	10,844	10,957
St. Paul Housing & Redevelopment Authority
Revenue Bonds
Healtheast Project
Series 2005
11/15/30	6.000%	3,000,000	3,146,460
11/15/35	6.000%	2,000,000	2,093,460
Total			13,410,994
MISSISSIPPI 0.4%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/22	6.800%	1,995,000	2,397,212
County of Lowndes (g)
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992B
04/01/22	6.700%	230,000	274,024
Rankin County Five Lakes Utility District Series 1994 (d)
07/15/37	7.000%	240,000	240,125
Total			2,911,361
MISSOURI 3.7%
City of Kansas City
Tax Allocation Bonds
Kansas City-Maincor Project
Series 2007A Escrowed to Maturity
03/01/18	5.250%	800,000	873,744
Shoal Creek Parkway Project
Series 2011
06/01/25	6.500%	3,100,000	3,151,956
City of Manchester Refunding Tax Allocation Bonds Highway 141/Manchester Road Project Series 2010
11/01/39	6.875%	5,000,000	5,317,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISSOURI (CONTINUED)
City of Riverside Prerefunded 05/01/15 Tax Allocation Bonds L-385 Levee Project Series 2004
05/01/20	5.250%	$1,275,000	$1,318,350
Grundy County Industrial Development Authority Revenue Bonds Wright Memorial Hospital Series 2009
09/01/34	6.750%	2,250,000	2,457,787
Kirkwood Industrial Development Authority Revenue Bonds Aberdeen Heights Series 2010A
05/15/45	8.250%	4,500,000	5,160,555
Saline County Industrial Development Authority Revenue Bonds John Fitzgibbon Memorial Hospital, Inc. Series 2005
12/01/35	5.625%	5,485,000	5,590,038
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Ranken Jordan Project
Series 2007
11/15/35	5.000%	1,300,000	1,241,019
Revenue Bonds
St. Andrews Residence for Seniors
Series 2007A
12/01/41	6.375%	3,000,000	3,046,170
Total			28,156,719
MONTANA 0.1%
Montana Facility Finance Authority Revenue Bonds Senior Living-St. John’s Lutheran Ministry Series 2006A
05/15/36	6.125%	1,000,000	1,017,400
NEBRASKA 0.7%
Central Plains Energy Project Revenue Bonds Project #3 Series 2012
09/01/42	5.000%	5,000,000	5,346,700
NEVADA 0.7%
City of Sparks Revenue Bonds Senior Sales TAN Series 2008A (b)
06/15/28	6.750%	5,000,000	5,266,300

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE —%
New Hampshire Business Finance Authority Revenue Bonds Pennichuck Water Works, Inc. Project Series 1988 Escrowed to Maturity AMT (a)(g)
07/01/18	7.500%	$125,000	$142,430
NEW JERSEY 2.9%
Middlesex County Improvement Authority (d)(e)
Revenue Bonds
Heldrich Center Hotel
Junior Series 2005C
01/01/37	8.750%	1,250,000	63,750
Subordinated Series 2005B
01/01/25	6.125%	2,750,000	140,250
01/01/37	6.250%	6,450,000	328,950
New Jersey Economic Development Authority
Refunding Revenue Bonds
Seabrook Village, Inc. Facility
Series 2006
11/15/36	5.250%	2,250,000	2,285,933
New Jersey Economic Development Authority (a)
Refunding Revenue Bonds
Series 2006B AMT
01/01/37	6.875%	4,000,000	4,037,040
Revenue Bonds
UMM Energy Partners LLC
Series 2012A AMT
06/15/43	5.125%	2,000,000	2,063,360
New Jersey Health Care Facilities Financing Authority Revenue Bonds St. Josephs Healthcare Systems Series 2008
07/01/38	6.625%	3,000,000	3,267,450
New Jersey Higher Education Student Assistance Authority (a)
Revenue Bonds
Senior Series 2013-1A AMT
12/01/21	5.000%	1,500,000	1,719,930
Senior Series 2014-1A-1 AMT
12/01/22	5.000%	1,000,000	1,144,190
Subordinated Series 2013-1B AMT
12/01/43	4.750%	5,000,000	5,095,450
Tobacco Settlement Financing Corp. Revenue Bonds Capital Appreciation Series 2007-1C (f)
06/01/41	0.000%	7,500,000	1,738,050
Total			21,884,353
NEW YORK 2.8%
Broome County Industrial Development Agency Revenue Bonds Good Shepard Village Series 2008A
07/01/40	6.875%	3,250,000	3,359,070

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
Build NYC Resource Corp. Revenue Bonds International Leadership Charter School Series 2013
07/01/43	6.000%	$4,330,000	$4,350,221
City of New York Unlimited General Obligation Refunding Bonds Series 2014J
08/01/23	5.000%	3,000,000	3,638,520
Nassau County Tobacco Settlement Corp. Asset-Backed Revenue Bonds Capital Appreciation Third Series 2006D (f)
06/01/60	0.000%	25,000,000	124,000
New York State Dormitory Authority
Revenue Bonds
NYU Hospitals Center
Series 2007B
07/01/37	5.625%	2,000,000	2,192,080
Series 2011A
07/01/40	6.000%	1,000,000	1,127,560
Port Authority of New York & New Jersey Revenue Bonds 5th Installment-Special Project Series 1996-4 AMT (a)
10/01/19	6.750%	120,000	119,309
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds General Series 2012B (f)
11/15/32	0.000%	13,185,000	6,762,718
Total			21,673,478
NORTH CAROLINA 0.9%
Durham Housing Authority Revenue Bonds Magnolia Pointe Apartments Series 2005 AMT (a)(d)
02/01/38	5.650%	3,131,620	3,164,940
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1991A Escrowed to Maturity
01/01/18	6.500%	3,320,000	3,967,732
Total			7,132,672
NORTH DAKOTA 0.4%
City of Fargo Revenue Bonds Sanford Obligation Group Series 2011
11/01/31	6.250%	2,500,000	2,976,250

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO 0.8%
County of Lucas Improvement Refunding Revenue Bonds Lutheran Homes Series 2010A
11/01/45	7.000%	$5,000,000	$5,516,650
Summit County Port Authority Revenue Bonds Seville Project Series 2005A
05/15/25	5.100%	375,000	376,440
Total			5,893,090
OKLAHOMA 0.3%
Oklahoma Development Finance Authority Refunding Revenue Bonds Inverness Village Community Series 2012
01/01/32	6.000%	2,000,000	2,070,520
OREGON 1.0%
City of Forest Grove Revenue Bonds Oak Tree Foundation Project Series 2007
03/01/37	5.500%	2,900,000	2,933,756
Cow Creek Band of Umpqua Tribe of Indians Revenue Bonds Series 2006C (b)(c)
10/01/26	5.625%	1,700,000	1,693,268
Warm Springs Reservation Confederated Tribe Revenue Bonds Pelton Round Butte Tribal Series 2009B (c)
11/01/33	6.375%	2,410,000	2,622,056
Total			7,249,080
PENNSYLVANIA 2.6%
Dauphin County Industrial Development Authority Revenue Bonds Dauphin Consolidated Water Supply Series 1992A AMT (a)
06/01/24	6.900%	3,200,000	4,043,936
Pennsylvania Economic Development Financing Authority Revenue Bonds Philadelphia Biosolids Facility Series 2009
01/01/32	6.250%	3,375,000	3,710,205
Pennsylvania Higher Educational Facilities Authority
Revenue Bonds
Edinboro University Foundation
Series 2010
07/01/30	5.800%	2,500,000	2,663,775

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PENNSYLVANIA (CONTINUED)
Shippensburg University
Series 2011
10/01/43	6.250%	$2,000,000	$2,215,440
Pennsylvania Housing Finance Agency Revenue Bonds Series 2013-115A AMT (a)
10/01/33	4.200%	5,000,000	5,104,450
Pennsylvania Industrial Development Authority Prerefunded 07/01/18 Revenue Bonds Economic Development Series 2008
07/01/23	5.500%	295,000	347,557
Philadelphia Authority for Industrial Development Revenue Bonds 1st Philadelphia Preparatory Charter School Series 2014
06/15/33	7.000%	1,870,000	2,026,949
Total			20,112,312
PUERTO RICO 3.3%
Commonwealth of Puerto Rico Unlimited General Obligation Bonds Series 2014A (c)
07/01/35	8.000%	8,000,000	7,329,760
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds Senior Lien Series 2012A (c)
07/01/42	5.250%	2,525,000	1,883,448
Puerto Rico Electric Power Authority (c)
Refunding Revenue Bonds
Series 2010ZZ
07/01/25	5.250%	2,000,000	1,098,280
Revenue Bonds
Series 2013A
07/01/36	6.750%	1,000,000	548,670
07/01/43	7.000%	6,570,000	3,604,368
Puerto Rico Highways & Transportation Authority Refunding Revenue Bonds Series 2007N (c)
07/01/21	5.500%	760,000	382,440
Puerto Rico Industrial Tourist Educational, Medical & Environmental Control Facilities Financing Authority Revenue Bonds Cogen Facilities AES Puerto Rico Project Series 2000 AMT (a)(c)
06/01/26	6.625%	5,820,000	5,285,666
Puerto Rico Sales Tax Financing Corp. (c)
Revenue Bonds
1st Subordinated Series 2009A
08/01/44	6.500%	1,000,000	877,480
1st Subordinated Series 2010A

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
PUERTO RICO (CONTINUED)
08/01/39	5.375%	$5,155,000	$4,098,173
Total			25,108,285
SOUTH CAROLINA 2.4%
Laurens County School District No. 055 Revenue Bonds Series 2005
12/01/30	5.250%	1,300,000	1,351,428
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Lutheran Homes
Series 2007
05/01/28	5.500%	2,300,000	2,356,557
1st Mortgage-Wesley Commons
Series 2006
10/01/36	5.300%	3,000,000	2,949,270
Revenue Bonds
Kershaw County Medical Center Project
Series 2008
09/15/38	6.000%	5,050,000	5,408,045
Lutheran Homes of South Carolina, Inc. Obligation Group
Series 2013
05/01/43	5.000%	750,000	750,000
05/01/48	5.125%	1,500,000	1,501,035
York Preparatory Academy Project
Series 2014
11/01/45	7.250%	4,000,000	4,257,000
Total			18,573,335
SOUTH DAKOTA 0.2%
South Dakota Economic Development Finance Authority Revenue Bonds Pooled Loan Program-Davis Family Series 2004-4A AMT (a)
04/01/29	6.000%	1,400,000	1,402,436
TENNESSEE 0.1%
Shelby County Health Educational & Housing Facilities Board Prerefunded 12/01/16 Revenue Bonds Village at Germantown, Inc. Series 2006
12/01/34	6.250%	475,000	531,444
TEXAS 7.8%
Capital Area Cultural Education Facilities Finance Corp. Revenue Bonds Roman Catholic Diocese Series 2005B (g)
04/01/45	6.125%	5,000,000	5,774,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Central Texas Regional Mobility Authority Revenue Bonds Subordinated Lien Series 2011
01/01/41	6.750%	$5,000,000	$5,862,050
City of Houston Airport System Refunding Revenue Bonds Special Facilities Continental Series 2011A AMT (a)
07/15/38	6.625%	4,000,000	4,487,720
Dallas County Flood Control District No. 1 Unlimited General Obligation Refunding Bonds Series 2002
04/01/32	7.250%	1,000,000	1,003,050
Deaf Smith County Hospital District Limited General Obligation Bonds Series 2010A
03/01/40	6.500%	4,000,000	4,479,280
Gulf Coast Industrial Development Authority Revenue Bonds Citgo Petroleum Project Series 1998 AMT (a)(g)
04/01/28	8.000%	875,000	876,391
HFDC of Central Texas, Inc.
Revenue Bonds
Series 2006A
11/01/36	5.750%	5,000,000	5,065,100
HFDC of Central Texas, Inc. (d)(e)
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44	7.750%	4,000,000	1,469,920
La Vernia Higher Education Finance Corp.
Revenue Bonds
Kipp, Inc.
Series 2009A
08/15/29	6.000%	1,000,000	1,117,760
08/15/39	6.250%	1,500,000	1,691,445
Mission Economic Development Corp Revenue Bonds Dallas Clean Energy McCommas Series 2011 AMT (a)
12/01/24	6.875%	5,000,000	5,265,250
Pharr Higher Education Finance Authority Revenue Bonds Idea Public Schools Series 2009A
08/15/39	6.500%	3,000,000	3,393,450
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/49	8.000%	2,000,000	2,243,300
Red River Health Facilities Development Corp. (d)(e)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
TEXAS (CONTINUED)
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
11/15/38	5.450%	$1,300,000	$558,974
11/15/46	6.050%	589,000	253,258
11/15/46	6.050%	101,000	43,428
11/15/49	6.150%	800,000	343,984
05/09/53	6.250%	52,000	22,359
Sanger Industrial Development Corp. Revenue Bonds Texas Pellets Project Series 2012B AMT (a)
07/01/38	8.000%	5,000,000	5,445,000
Tarrant County Cultural Education Facilities Finance Corp.
Revenue Bonds
Air Force Villages, Inc. Obligation
Series 2009
11/15/44	6.375%	4,250,000	4,569,175
CC Young Memorial Home
Series 2009A
02/15/38	8.000%	4,000,000	4,458,120
Texas Municipal Gas Acquisition & Supply Corp. III Revenue Bonds Series 2012
12/15/32	5.000%	1,250,000	1,335,600
Total			59,758,614
VIRGIN ISLANDS 0.9%
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan Notes Series 2012A (c)
10/01/32	5.000%	3,785,000	4,167,853
Virgin Islands Water & Power Authority Refunding Revenue Bonds Series 2012A (c)
07/01/21	4.000%	3,000,000	3,061,200
Total			7,229,053
VIRGINIA 1.9%
City of Chesapeake Expressway Toll Road Refunding Revenue Bonds Convertible Cabs Transportation System Series 2012 (g)
07/15/40	0.000%	7,530,000	4,779,140
Mosaic District Community Development Authority Special Assessment Bonds Series 2011A
03/01/36	6.875%	2,500,000	2,880,325

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
VIRGINIA (CONTINUED)
Tobacco Settlement Financing Corp. Revenue Bonds Senior Series 2007-B1
06/01/47	5.000%	$10,000,000	$6,733,300
Total			14,392,765
WASHINGTON 1.6%
Greater Wenatchee Regional Events Center Public Facilities District Revenue Bonds Series 2012A
09/01/42	5.500%	2,150,000	2,225,938
Port of Seattle Industrial Development Corp. Refunding Revenue Bonds Special Facilities Delta Air Lines, Inc. Series 2012 AMT (a)
04/01/30	5.000%	2,500,000	2,531,050
Tacoma Consolidated Local Improvement Districts Special Assessment Bonds No. 65 Series 2013
04/01/43	5.750%	2,500,000	2,509,325
Washington State Housing Finance Commission Refunding Revenue Bonds Nonprofit Housing-Mirabella Series 2012
10/01/47	6.750%	5,000,000	5,293,200
Total			12,559,513
WISCONSIN 1.0%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Medical College of Wisconsin
Series 2008A
12/01/35	5.250%	5,000,000	5,322,550
St. John’s Community, Inc.
Series 2009A
09/15/39	7.625%	$1,750,000	$2,058,123
Total			7,380,673
Total Municipal Bonds (Cost: $672,374,991)			$706,316,964

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Preferred Stocks 0.1%
MARYLAND 0.1%
Munimae TE Bond Subsidiary LLC AMT(a)(b)(d)
06/30/49	5.800%	1,000,000	$945,060
Total Municipal Preferred Stocks (Cost: $1,000,000)			$945,060

Issue Description	Effective Yield	Principal Amount	Value

Municipal Short Term 0.5%
NEW YORK 0.5%
Town of Ramapo Limited General Obligation Notes BAN Series 2014B
05/27/15	3.260%	3,865,000	$3,898,432
Total Municipal Short Term (Cost: $3,898,594)			$3,898,432

	Shares	Value

Money Market Funds 6.1%
Dreyfus Tax-Exempt Cash Management Fund, 0.000% (h)	30,184,527	$30,184,527
JPMorgan Municipal Money Market Fund, 0.010% (h)	16,239,805	16,239,805
Total Money Market Funds (Cost: $46,424,332)		$46,424,332
Total Investments
(Cost: $723,697,917) (i)		$757,584,788(j)
Other Assets & Liabilities, Net		8,675,113
Net Assets		$766,259,901

Notes to Portfolio of Investments
(a) Income from this security may be subject to alternative minimum tax.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2014, the value of these securities amounted to $29,532,671 or 3.85% of net assets.

(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At August 31, 2014, the value of these securities amounted to $50,963,378 or 6.65% of net assets.

(d)

Identifies securities considered by the Investment Manager to be illiquid as to their marketability. The aggregate value of such securities at August 31, 2014 was $20,919,062, which represents 2.73% of net assets. Information concerning such security holdings at August 31, 2014 is as follows:

Security Description	Acquisition Dates	Cost ($)
Broward County Housing Finance Authority
Revenue Bonds
Chaves Lake Apartments Project
Series 2000A AMT
07/01/40 7.500%	03-07-00 - 05-21-07	1,496,893
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/11 13.000%	05-14-10	370,523
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/15 8.375%	10-04-04 - 05-14-10	510,005
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2004
10/01/19 8.750%	10-04-04 - 05-14-10	2,498,267
Cabazon Band Mission Indians
Revenue Bonds
Mortgage Notes
Series 2010
10/01/20 8.375%	05-14-10	1,420,000
California Municipal Finance Authority
Revenue Bonds
UTS Renewable Energy - Waste Water Facilities
Series 2011 AMT
12/01/32 7.500%	12-22-11	1,885,000
Capital Trust Agency, Inc.
Revenue Bonds
Atlantic Housing Foundation
Subordinated Series 2008B
07/15/32 7.000%	07-23-08	1,370,000
City of Wilmington
Revenue Bonds
Housing-Electra Arms Senior Associates Project
Series 1998 AMT
06/01/28 6.250%	10-08-98	690,366
Durham Housing Authority
Revenue Bonds
Magnolia Pointe Apartments
Series 2005 AMT
02/01/38 5.650%	12-18-06	3,131,620
HFDC of Central Texas, Inc.
Revenue Bonds
Sears Tyler Methodist
Series 2009A
11/15/44 7.750%	10-29-09	3,885,957
Illinois Finance Authority
Revenue Bonds
Leafs Hockey Club Project
Series 2007A
03/01/37 6.000%	02-14-07	972,870
Massachusetts Development Finance Agency
Revenue Bonds
Health Care Facility-Alliance
Series 1999A
07/01/32 7.100%	09-02-99	1,924,959

Security Description	Acquisition Dates	Cost ($)
Michigan Strategic Fund
Refunding Revenue Bonds
Michigan Sugar Co.- Carollton
Series 1998C AMT
11/01/25 6.550%	11-24-98	1,500,000
Middle Village Community Development District
Special Assessment Bonds
Series 2004A
05/01/35 6.000%	01-21-04	1,903,720
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Junior Series 2005C
01/01/37 8.750%	06-28-06	1,228,125
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/25 6.125%	10-01-09	508,750
Middlesex County Improvement Authority
Revenue Bonds
Heldrich Center Hotel
Subordinated Series 2005B
01/01/37 6.250%	03-18-05 - 10-01-09	4,614,875
Munimae TE Bond Subsidiary LLC
AMT	10-14-04	1,000,000
06/30/49 5.800%
Rankin County Five Lakes Utility District
Series 1994
07/15/37 7.000%	10-02-07	240,000
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
11/15/38 5.450%	09-03-98 - 11-06-98	1,283,609
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
11/15/46 6.050%	04-10-03 - 09-21-04	581,959
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
11/15/46 6.050%	04-10-03 - 05-08-13	104,301
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
11/15/49 6.150%	05-08-13	800,000
Red River Health Facilities Development Corp.
Revenue Bonds
Sears Methodist Retirement System Obligation Group
Series 2013
05/09/53 6.250%	05-08-13	52,000
Resolution Trust Corp.
Pass-Through Certificates
Series 1993A
12/01/16 8.500%	11-12-93	457,423

Security Description	Acquisition Dates	Cost ($)
Westridge Community Development District
Special Assessment Bonds
Series 2005
05/01/37 5.800%	12-22-05	2,650,000

(e)

Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At August 31, 2014, the value of these securities amounted to $6,433,595, which represents 0.84% of net assets.

(f)	Zero coupon bond.
(g)	Variable rate security.
(h)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(i)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $723,698,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$59,498,000
Unrealized Depreciation	(25,611,000)
Net Unrealized Appreciation	$33,887,000

(j)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
TAN	Tax Anticipation Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement.

The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Bonds
Municipal Bonds	—	706,316,964	—	706,316,964
Total Bonds	—	706,316,964	—	706,316,964
Equity Securities
Municipal Preferred Stocks	—	945,060	—	945,060
Total Equity Securities	—	945,060	—	945,060
Short-Term Securities
Municipal Short Term	—	3,898,432	—	3,898,432
Total Short-Term Securities	—	3,898,432	—	3,898,432
Mutual Funds
Money Market Funds	46,424,332	—	—	46,424,332
Total Mutual Funds	46,424,332	—	—	46,424,332
Total	46,424,332	711,160,456	—	757,584,788

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Adaptive Risk Allocation Fund (formerly Columbia Risk Allocation Fund)

August 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 2.0%
REAL ESTATE 2.0%
Columbia Real Estate Equity Fund, Class I Shares(a)	250,349	$3,867,894
Total Equity Funds (Cost: $3,778,796)		$3,867,894

Alternative Investment Funds 4.0%
Columbia Commodity Strategy Fund, Class I Shares(a)(b)	930,379	7,647,717
Total Alternative Investment Funds (Cost: $8,084,368)		$7,647,717

Issuer	Coupon Rate	Principal Amount		Value

Residential Mortgage-Backed Securities - Agency 2.6%
Federal Home Loan Mortgage Corp. (c)(d)
10/14/44	3.500%	800,000		819,613
Federal National Mortgage Association (c)(d)
09/16/29	2.500%	930,000		942,497
10/14/44	4.000%	665,000		702,432
10/14/44	5.000%	1,300,000		1,430,995
Government National Mortgage Association (c)(d)
09/18/44	3.500%	1,000,000		1,040,156
Total Residential Mortgage-Backed Securities - Agency (Cost: $4,923,591)				$4,935,693

U.S. Treasury Obligations 9.4%
U.S. Treasury
04/30/16	0.375%	3,510,000		3,510,411
10/31/18	1.750%	2,130,000		2,156,625
12/31/19	1.125%	3,200,000		3,101,750
01/31/20	1.375%	1,590,000		1,559,566
02/15/21	3.625%	2,565,000		2,828,513
02/28/21	2.000%	530,000		530,828
08/15/23	2.500%	210,000		213,986
08/15/26	6.750%	525,000		757,969
08/15/27	6.375%	420,000		597,712
11/15/40	4.250%	525,000		644,601
02/15/42	3.125%	1,060,000		1,074,575
08/15/43	3.625%	850,000		940,578
Total U.S. Treasury Obligations (Cost: $17,731,507)				$17,917,114

Foreign Government Obligations(e) 2.4%
BELGIUM 0.8%
Belgium Government Bond
06/22/24	2.600%	EUR	1,070,000	1,582,089

Issuer	Coupon Rate	Principal Amount		Value

Foreign Government Obligations (e) (continued)
MEXICO 0.7%
Mexican Bonos
06/10/21	6.500%	MXN $	15,500,000	$1,262,441
SPAIN 0.9%
Spain Government Bond Senior Unsecured
01/31/22	5.850%	EUR	950,000	1,616,737
Total Foreign Government Obligations (Cost: $4,419,554)				$4,461,267

Inflation-Indexed Bonds(e) 19.3%
FRANCE 1.5%
France Government Bond OAT
07/25/24	0.250%	EUR	2,087,946	2,871,028
GERMANY 3.1%
Bundesrepublik Deutschland Bundesobligation Inflation-Linked Bond
04/15/18	0.750%	EUR	4,262,240	5,850,353
ITALY 2.7%
Italy Buoni Poliennali Del Tesoro
09/15/19	2.350%	EUR	1,331,880	1,918,786
09/15/21	2.100%	EUR	1,325,249	1,903,650
09/15/26	3.100%	EUR	664,556	1,024,126
09/15/41	2.550%	EUR	245,104	342,285
Total				5,188,847
NEW ZEALAND 0.7%
New Zealand Government Bond Senior Unsecured
09/20/25	2.000%	NZD	1,536,597	1,258,915
SWEDEN 0.5%
Sweden Inflation-Linked Bond
06/01/25	1.000%	SEK	6,043,771	957,932
UNITED KINGDOM 4.2%
United Kingdom Gilt Inflation-Linked
03/22/34	0.750%	GBP	1,969,730	4,009,954
03/22/44	0.125%	GBP	2,167,035	4,099,296
Total				8,109,250
UNITED STATES 6.6%
U.S. Treasury Inflation-Indexed Bond
01/15/21	1.125%	2,729,348		2,926,423
01/15/24	0.625%	2,875,466		2,975,309

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (e) (continued)
UNITED STATES (CONTINUED)
01/15/25	2.375%	$1,637,450	$1,984,277
01/15/29	2.500%	788,185	1,006,419
02/15/40	2.125%	1,240,571	1,623,213
02/15/44	1.375%	1,820,353	2,076,522
Total			12,592,163
Total Inflation-Indexed Bonds (Cost: $36,223,605)			$36,828,488

	Shares	Value

Exchange-Traded Funds 2.8%
iShares MSCI Canada ETF	45,672	$1,500,782
iShares MSCI Italy Capped ETF	119,223	1,903,991
iShares MSCI Japan ETF	160,981	1,899,576
Total Exchange-Traded Funds (Cost: $5,201,399)		$5,304,349

	Shares	Value

Money Market Funds 52.7%
Columbia Short-Term Cash Fund, 0.100% (a)(f)	100,383,100	$100,383,100
Total Money Market Funds (Cost: $100,383,100)		$100,383,100
Total Investments
(Cost: $180,745,920) (g)		$181,345,622(h)
Other Assets & Liabilities, Net		9,137,591
Net Assets		$190,483,213

Investments in Derivatives
Forward Foreign Currency Exchange Contracts Open at August 31, 2014

Counterparty	Exchange Date	Currency to be Delivered	Currency to be Received		Unrealized Appreciation ($)		Unrealized Depreciation ($)
Barclays Bank, PLC	9/25/2014	6,565,000	EUR	8,714,892	USD	87,755	—
Citigroup Global Markets Inc.	9/18/2014	1,000,000	AUD	924,730	USD	—	(8,245)
Citigroup Global Markets Inc.	9/18/2014	466,337	USD	500,000	AUD	151	—
Goldman, Sachs & Co.	9/11/2014	159,790	USD	500,000	PLN	—	(3,762)
Goldman, Sachs & Co.	9/18/2014	81,166	USD	875,000	ZAR	671	—
HSBC Securities (USA), Inc.	9/18/2014	774,857	USD	850,000	CAD	6,626	—
HSBC Securities (USA), Inc.	9/18/2014	3,238,516	USD	337,000,000	JPY	843	—
HSBC Securities (USA), Inc.	9/18/2014	6,397,100	USD	653,000,000	JPY	—	(120,241)
J.P. Morgan Securities, Inc.	9/16/2014	107,778	USD	600,000	DKK	—	(1,929)
Standard Chartered Bank	9/11/2014	5,000,000	MXN	382,044	USD	—	(108)
Standard Chartered Bank	9/25/2014	23,598	USD	75,000	MYR	84	—
Standard Chartered Bank	10/6/2014	950,000	GBP	1,573,856	USD	—	(2,874)
Standard Chartered Bank	10/6/2014	4,480,000	SEK	644,509	USD	3,586	—
State Street Bank & Trust Company	9/4/2014	1,900,000	BRL	849,124	USD	588	—
State Street Bank & Trust Company	9/4/2014	829,513	USD	1,900,000	BRL	19,023	—
State Street Bank & Trust Company	9/10/2014	460,299	USD	1,000,000	TRY	1,646	—
State Street Bank & Trust Company	9/18/2014	88,280	USD	550,000	NOK	413	—
State Street Bank & Trust Company	10/6/2014	3,198,155	USD	7,350,000	BRL	54,091	—
Total		35,720,390	1,017,289,155		175,477		(137,159)

Futures Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $3,450,835 was pledged as collateral to cover initial margin requirements on open futures contracts.

Contract Description	Number of Contracts Long (Short)	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized Depreciation ($)
10YR MINI JGB	20	JPY	2,810,515	09/2014	11,860	—
AUST 3YR BOND	13	AUD	1,331,427	09/2014	5,154	—
CAN 10YR BOND	6	CAD	757,822	12/2014	4,437	—
EMINI MSCI EAFE INDEX	67	USD	9,482,430	09/2014	—	(476,641)
EURO BUXL 30YR BOND	6	EUR	1,148,497	09/2014	72,314	—
EURO-BOBL	(30)	EUR	(5,094,053)	09/2014	—	(16,672)
EURO-BTP (ITALY GOVT)	22	EUR	3,772,928	09/2014	108,598	—
EURO-BUND	(4)	EUR	(796,464)	09/2014	13,569	—
EURO-OAT	9	EUR	1,721,090	09/2014	61,346	—
LONG GILT	22	GBP	4,146,857	12/2014	25,591	—
MSCI EMER MKT MIN	152	USD	8,252,080	09/2014	377,031	—
S&P 500 EMINI	188	USD	18,813,160	09/2014	622,429	—
SHORT EURO-BTP	18	EUR	2,627,874	09/2014	14,997	—
US 10YR NOTE	4	USD	503,125	12/2014	1,280	—
US 10YR NOTE	(10)	USD	(1,263,281)	09/2014	—	(16,737)
US 5YR NOTE	(19)	USD	(2,274,656)	09/2014	—	(16,660)
US LONG BOND	15	USD	2,101,407	12/2014	13,817	—
US LONG BOND	(2)	USD	(283,063)	09/2014	—	(8,191)
US ULTRA T-BOND	4	USD	628,000	09/2014	24,274	—
Total					1,356,697	(534,901)

Credit Default Swap Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $987,000 was received from broker as collateral to cover open credit default swap contracts.

At August 31, 2014, cash totaling $217,576 was received from broker as collateral to cover open centrally cleared credit default swap contracts.

Sell Protection

Counterparty	Reference Entity	Expiration Date	Receive Fixed Rate (%)	Implied Credit Spread (%)**	Notional Amount ($)	Market Value ($)	Unamortized Premium (Paid) Received ($)	Periodic Payments Receivable (Payable) ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Goldman Sachs International	CDX Emerging Markets Index 21-V1	06/20/2019	5.000	2.81	2,000,000	190,898	(188,971)	19,721	21,648	—
Morgan Stanley	CDX Emerging Markets Index 21-V1	06/20/2019	5.000	2.81	5,250,000	501,106	(545,354)	51,770	7,522	—
Morgan Stanley*	CDX North America Investment Grade 22-V1	06/20/2019	1.000	0.58	13,750,000	24,076	—	22,188	46,264	—
Morgan Stanley*	CDX North America High Yield 22-V1	06/20/2019	5.000	3.11	7,425,000	37,502	—	73,219	110,721	—
Total									186,155	—

*Centrally cleared swap contract

**  Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swap Contracts Outstanding at August 31, 2014

At August 31, 2014, cash totaling $200,839 was received from broker as collateral to cover open centrally cleared interest rate swap contracts.

Counterparty	Floating Rate Index	Fund Pay/Receive Floating Rate	Fixed Rate (%)	Expiration Date	Notional Currency	Notional Amount	Unamortized Premium (Paid) Received ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	2.287	05/02/2021	USD	11,000,000	(63)	220,885	—
Morgan Stanley*	3-Month USD LIBOR-BBA	Pay	3.159	05/02/2029	USD	3,000,000	(29)	163,267	—
Total								384,152	—

*Centrally cleared swap contract

Notes to Portfolio of Investments
(a)

As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended August 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Realized Gain (Loss) ($)	Ending Cost ($)	Capital Gain Distributions ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Commodity Strategy Fund, Class I Shares	22,898,470	—	(13,933,828)	(880,274)	8,084,368	—	—	7,647,717
Columbia Real Estate Equity Fund, Class I Shares	27,191,544	2,233,312	(26,167,692)	521,632	3,778,796	107,196	126,116	3,867,894
Columbia Short-Term Cash Fund	68,867,224	97,424,946	(65,909,070)	—	100,383,100	—	17,127	100,383,100
Total	118,957,238	99,658,258	(106,010,590)	(358,642)	112,246,264	107,196	143,243	111,898,711

(b)	Non-income producing.
(c)	Represents a security purchased on a when-issued or delayed delivery basis.
(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(f)	The rate shown is the seven-day current annualized yield at August 31, 2014.
(g)

At August 31, 2014, the cost of securities for federal income tax purposes was approximately $180,746,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$1,184,000
Unrealized Depreciation	(584,000)
Net Unrealized Appreciation	$600,000

(h)	Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysia Ringgits
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
TRY	Turkish Lira
USD	US Dollar
ZAR	South African Rand

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation in the most recent Annual Report dated May 31, 2014.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Mutual Funds
Equity Funds	3,867,894	—	—	3,867,894
Alternative Investment Funds	7,647,717	—	—	7,647,717
Money Market Funds	100,383,100	—	—	100,383,100
Total Mutual Funds	111,898,711	—	—	111,898,711
Bonds
Residential Mortgage-Backed Securities - Agency	—	4,935,693	—	4,935,693
U.S. Treasury Obligations	17,917,114	—	—	17,917,114
Foreign Government Obligations	—	4,461,267	—	4,461,267
Inflation-Indexed Bonds	—	36,828,488	—	36,828,488
Total Bonds	17,917,114	46,225,448	—	64,142,562
Equity Securities
Exchange-Traded Funds	5,304,349	—	—	5,304,349
Total Equity Securities	5,304,349	—	—	5,304,349
Investments in Securities	135,120,174	46,225,448	—	181,345,622
Derivatives
Assets
Forward Foreign Currency Exchange Contracts	—	175,477	—	175,477
Futures Contracts	1,356,697	—	—	1,356,697
Swap Contracts	—	570,307	—	570,307
Liabilities
Forward Foreign Currency Exchange Contracts	—	(137,159)	—	(137,159)
Futures Contracts	(534,901)	—	—	(534,901)
Total	135,941,970	46,834,073	—	182,776,043

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

Derivative instruments are valued at unrealized appreciation (depreciation).

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	October 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	October 22, 2014